Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

Note 10. Income Taxes

The consolidated provision for income taxes consists of the following:

	2013	2012	2011
Currently payable
Federal	$2,335,959	$1,917,068	$1,677,406
State	284,044	270,114	211,796

	2,620,003	2,187,182	1,889,202
Deferred tax benefit	(850,100)	(536,374)	(572,140)

Income tax expense	$1,769,903	$1,650,808	$1,317,062

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2013	2012	2011
Federal taxes based on statutory rate	$3,032,719	$2,867,834	$2,901,869
State income taxes, net of federal benefit	187,469	178,275	139,785
Tax-exempt investment interest	(1,159,571)	(1,231,567)	(1,201,271)
Other, net	(290,714)	(163,734)	(523,321)

Income tax expense	$1,769,903	$1,650,808	$1,317,062

At December 31, 2013 and 2012, net deferred tax assets consist of the following:

	2013	2012
Deferred tax assets
Allowance for loan losses	$3,012,907	$2,593,942
Deferred compensation liability	2,506,541	2,207,288
Intangible assets	154,037	215,797
Unrealized loss on available-for-sale securities	12,640,667	—
Other	689,235	678,366

Total	19,003,387	5,695,393
Deferred tax liabilities
Premises and equipment	1,056,263	1,197,848
Unrealized gain on available-for-sale securities	—	2,586,339
Other	152,844	194,033

Total	1,209,107	3,978,220

Net deferred tax asset	$17,794,280	$1,717,173

The net deferred tax asset of $17,794,280 and $1,717,173 at December 31, 2013 and 2012, respectively, is included in other assets. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2013, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2013, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated U. S. federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2010 through 2013. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2010 through 2013.